Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions, None in scaling factor is -9223372036854775296	Dec. 27, 2014	Dec. 28, 2013
Statement of Financial Position [Abstract]
Receivables, allowances	$ 21	$ 26
Common stock, no par value
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	601,402,816	596,843,449